Borrowings	12 Months Ended
Dec. 31, 2023
Borrowings.
Borrowings

C5     Borrowings

Although initially recognised at fair value (net of transaction costs), borrowings are subsequently accounted for on an amortised cost basis using the effective interest method. Under the effective interest method, the difference between the redemption value of the borrowing and the initial proceeds (net of related issue costs) is amortised through the income statement to the date of maturity or, for hybrid debt, over the expected life of the instrument.

C5.1  Core structural borrowings of shareholder-financed businesses

	31 Dec 2023 $m	31 Dec 2022 $m
Subordinated debt:
US$750m 4.875% Notes	750	750
€20m Medium Term Notes 2023 note (ii)	—	21
£435m 6.125% Notes 2031	551	520
US$1,000m 2.95% Notes 2033	996	995
Senior debt: note (i)
£300m 6.875% Notes 2023 note (ii)	—	361
£250m 5.875% Notes 2029	301	281
US$1,000m 3.125% Notes 2030	988	987
US$350m 3.625% Notes 2032	347	346
Total core structural borrowings of shareholder-financed businesses	3,933	4,261

Notes

(i)	The senior debt ranks above subordinated debt in the event of liquidation.
(ii)	The £300 million Notes were redeemed on 20 January 2023. The €20 million Medium Term Notes were redeemed on 10 July 2023.

C5.2  Operational borrowings

	31 Dec 2023 $m	31 Dec 2022 $m
Borrowings in respect of short-term fixed income securities programmes (commercial paper)	699	501
Lease liabilities under IFRS 16	234	299
Other borrowings	8	15
Total operational borrowings	941	815